BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
a) BASIS OF PREPARATION

The formation and funding of CoolCo and the acquisition from Golar (as described in Note 1) were completed in a series of phased acquisitions. CoolCo commenced meaningful operations from January 27, 2022, the date of the Private Placement from which point it had the means to finance the acquisitions pursuant to the Vessel SPA and ManCo SPA. CoolCo acquired each of the thirteen legal entities from Golar on multiple acquisition dates from March 3, 2022 to June 30, 2022 (See Note 1).

As a result, these financial statements are presented as follows:

a.The successor period of CoolCo, commencing on January 27, 2022, reflects the funds raised from the Private Placement and the phased acquisitions of the legal entities acquired from Golar on the respective acquisition dates until December 31, 2022 and for the years ended December 31, 2023 and December 31, 2024 (the “Successor Period”).
b.The predecessor period reflects the combined carve-out financial statements of GSVM which included historical operations and results of each of the legal entities CoolCo acquired from Golar until the day prior to the respective acquisition date (the “Predecessor Period”) (see Note 2.b).

The financial statements for the Successor Period are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) (see Note 2.c) and on a going concern basis.

The Predecessor Period is presented on a combined carve-out basis as further described in Note 2.b and in accordance with the accounting policies described in Note 2.d.
b) BASIS OF PREPARATION – PREDECESSOR PERIOD

The historical combined carve-out financial statements of GSVM, reported under the Predecessor Period herein, are presented as carve-out financial statements and reflect the combined historical results of operations, comprehensive income, financial position and cash flows of the entities listed in Note 4, collectively referred to herein as the ‘‘Acquirees’’ and the lessor variable interest entities ("VIEs") that previously leased vessels under the sale and leaseback arrangements described in Note 5.

The lessor VIEs discussed further in Note 5 were wholly-owned, special purpose vehicles (‘‘SPVs’’) of financial institutions. While GSVM did not hold any equity investments in these SPVs, we concluded that GSVM was the primary beneficiary of these lessor VIEs and accordingly have included these entities in the combined carve-out financial results. The combined carve-out financial statements consolidate the discrete, historical operations of these legal entities (the Acquirees, VIEs and the entity Cool Company Ltd.), and the equity attributable to the respective lessor VIEs is presented as non-controlling interests on the basis that there was no controlling financial interest present among these entities and that these entities previously had related operations and were previously under common management.

These combined carve-out financial statements are prepared using consistent accounting policies that were applied in Golar’s historical consolidated financial statements for the respective periods, and have been prepared in accordance with U.S. GAAP (see Note 2.d).

The combined carve-out financial statements are not intended to be a complete presentation and are not necessarily indicative of the financial position or results of operations that would have been achieved if GSVM had operated on a stand-alone basis as of or during any of the periods presented, nor are they indicative of the financial condition or results going forward due to changes in GSVM following closing of the Vessel SPA and the ManCo SPA and the omission of certain operating expenses and balances, as described below.

All intercompany balances and transactions within GSVM have been eliminated. All intercompany balances and transactions between GSVM and Golar which were not trading in nature were converted to equity as funding from Parent, on the basis that these balances were considered a deemed distribution to the Parent (which could be considered to represent Golar’s historical investment in GSVM, including accumulated net earnings attributable to Golar, and cost allocations from Golar that were not historically allocated to GSVM). As described in Note 22, certain related party transactions between GSVM and Golar are included in the combined carve-out financial statements.

The combined carve-out statements of operations include the revenues and expenses directly attributable to the generation of revenues by GSVM (including all of the revenues and expenses of the Acquirees). Golar and its affiliates have historically provided a variety of management and corporate overhead services to GSVM. The combined carve-out statements of operations include expense allocations for (i) corporate overhead functions such as legal, accounting, treasury and regulatory compliance, included in ‘Administrative expenses’, which are allocated to us by Golar using a weighted vessel count of Golar’s historical fleet, (ii) vessel operating functions such as technical and commercial vessel management, included in ‘Vessel operating expenses’, which are allocated based on arms-length intercompany invoicing, and (iii) income taxes, which are allocated on a separate returns basis. Revenues and expenses of management entities are included in the combined carve-out statements of operations based on either specific identification or an allocation using a reasonable approach based on the nature of the item, i.e. relative employee headcount and number of vessels in the fleet.

Where allocations of amounts were necessary, GSVM believes the allocations of these amounts were determined on a reasonable basis, reflecting all of the costs of GSVM and consistently applied in the periods presented.
c) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SUCCESSOR PERIOD

Below is a summary of the significant accounting policies applied in the preparation of the consolidated financial statements for the Successor Period.

Principles of consolidation

A VIE is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant.

The consolidated financial statements include the financial information of the entities listed in Notes 4 and 5. Certain VIEs in which we are deemed to be subject to a majority of the risk of loss from the VIE’s activities or entitled to receive a majority of the entity’s residual returns are consolidated. All intercompany balances and transactions are eliminated. The non-controlling interests of the above-mentioned VIEs are included in the consolidated balance sheets and consolidated statements of operations as “Non-controlling interests”. As of December 31, 2024, there are no VIEs which the Company is required to consolidate, while two VIEs were consolidated by the Company for the years ending December 31, 2023 and 2022. See Note 5 for further details.

Foreign currencies

Our functional currency is the U.S. dollar as the majority of our revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is the U.S. dollar.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet dates. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction and translation gains or losses are included in the consolidated statements of operations.

Lease accounting versus revenue accounting

Contracts relating to our LNG carriers can take the form of leases and operating services agreements. In addition, we have historically contracted a portion of our Vessels in the spot market through the “Cool Pool” arrangement. Although the substance of these contracts is similar, the accounting treatment varies.

To determine whether a contract conveys a lease agreement for a period of time, we assess whether, throughout the period of use, the customer has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset fails to give the counterparties both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e., another third party could contract for a meaningful amount of the asset capacity). In situations where we have historically provided management services unrelated to an asset contract, we account for the contract as a revenue contract.
Lease accounting

When a contract is designated as a lease, we assess whether the contract is an operating lease, sales-type lease or direct financing lease. An agreement will be a sales-type lease if any of the following conditions are met:

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the asset, although contracts entered into during the last 25% of the asset’s useful life are not subject to this criterion;
•the present value of the lease payments and any residual value guarantee that is not otherwise included in the lease payments represents substantially all of the fair value of the asset; or
•the asset is heavily customized such that it could not be used for another charter at the end of the lease term.

If none of these criteria are met for a lessor, the lease will be classified as a direct financing lease (if the present value of the sum of the lease payments and any residual value guarantee present equals or exceeds substantially all of the fair value of the underlying asset and it is probable that the lessor will collect lease payments and any residual value guarantee), or an operating lease. If none of these criteria are met for a lessee, the lease will be classified as an operating lease.

Lessor accounting

In making the classification assessment, we estimate the residual value of the underlying asset at the end of the lease term with reference to broker valuations. None of our lease contracts contain residual value guarantees. Agreements with renewal and termination options under the control of the lessee are included together with the non-cancellable contract period in the lease term when “reasonably certain” to be exercised or if controlled by the lessor. The determination of reasonably certain depends on whether the lessee has an economic incentive to exercise the option. We assess a lease under the modification guidance when there is change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

Costs directly associated with the execution of the lease or costs incurred after lease inception or the execution of the contract but prior to the commencement of the lease that directly relate to preparing the vessel for the lease (i.e. bunker costs), are capitalized and amortized to the consolidated statements of operations over the lease term. We also defer upfront payments (i.e. repositioning fees) on the consolidated balance sheets and amortize to the consolidated statements of operations evenly over the lease term.

Time charter operating leases

“Time and voyage charter revenues” includes fixed minimum lease payments under time charter agreements and vessel repositioning fees. Amounts generated from time charter agreements, which we classify as operating leases, are recognized over the term of the agreement on a straight-line basis as services are provided. Variable lease payments are recognized as incurred. Lease payments include fixed payments (including unavoidable in-substance payments) and variable lease payments that are based on a rate or index. We do not recognize any amounts if we have not entered into a time charter agreement with a charterer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. For our operating leases, we have elected the practical expedient under ASC 842 to combine service revenue and operating lease income given the timing and pattern of transfer of the components are the same. Initial direct costs considered directly related to the negotiation and consummation of the time charter agreement are deferred and recognized over the lease term as services are provided.

Repositioning fees (included in “Time and voyage charter revenues”) received in respect of time charter agreements are recognized at the end of the agreement when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the agreement which is not dependent upon the vessel redelivery location, the fee will be recognized evenly over the term of the charter.

Under time charter agreements, voyage expenses are generally paid by our charterers. Voyage-related expenses, principally fuel, may also be incurred when positioning or repositioning a vessel before or after the period of the time charter agreement and during periods when the vessel is not employed or is off-hire (for example, while undergoing repairs) are recognized as incurred.
Vessel operating expenses are recognized as incurred, including non-capitalizable drydocking cost, crewing, repairs and maintenance, insurance, stores, lubricant oils, consumables, logistics costs and communication expenses as well as the associated managerial cost of providing these items and services. Bunker consumption primarily represents fuel consumed during unemployment and while our Vessels are off-hire.

Cool Pool

We present our gross share of income earned and costs incurred under the Cool Pool on the face of the consolidated statements of operations in the line items “Time and voyage charter revenues” and “Voyage, charter hire and commission expenses, net” respectively. For Cool Pool net revenues and/or expenses generated by the other participants in the pooling arrangement, we analogize these to be either the cost of obtaining a contract or the benefit of operating within the Cool Pool, and present them within the line item “Voyage, charter hire and commission expenses, net.”

Leases as lessee

We determine if an arrangement contains a lease at inception. Operating leases where we are the lessee result in recognition of a right-of use (“ROU”) asset with a corresponding lease liability. The ROU asset is included in balance sheet line-items ‘Other current assets’ and ‘Other non-current assets’, depending on its maturity and the corresponding lease liability is included in balance sheet line items ‘Other current liabilities’ and ‘Other non-current liabilities’. The ROU asset represents our right to use an underlying asset for the lease term and the lease liability represents our obligation to make lease payments per the lease agreement. Operating leases are recognized at commencement date based on the present value of lease payments over the lease term, using our incremental borrowing rate as assessed at lease commencement date. We do not separate the lease and non-lease components; they are considered a single lease component. The impact of subsequent amendments to lease agreement terms and conditions is assessed prospectively.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financing transaction. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset. During the year ended December 31, 2024, the Company has entered into one sale and leaseback transaction which has been determined to be a failed sale and leaseback transaction as the Company can repurchase the vessel for a fixed predetermined amount during the charter period and has an obligation to repurchase the vessel at the end of the lease term. The Company has accounted for the failed sale and leaseback as a financing transaction. See Note 19 for further details.

For sale and leaseback transactions entered into since ASC 842 became effective on January 1, 2019, the Company is not considered as holding a variable interest in the buyer lessor entity due to the transaction being accounted for as a failed sale and leaseback under ASC 842. Thus, the Company does not consolidate the buyer lessor entity.

Management fee revenues

Management fees are generated from vessel management which includes commercial and technical vessel-related services and administrative services. The management services we provide are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services as a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount that we have the right to invoice. Our contracts generally have an initial term of one year or less, with a short notice period ranging from 30 to 120 days, to end the contract. Contract assets arise when we render management services in advance of entitlement to payment from our customers. Contract liabilities represent an entity's obligation to transfer goods or services to our customers, which amounted to $1.0 million as of December 31, 2024 (2023: $7.4 million) included within "Trade accounts payable".
Use of estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In assessing the recoverability of our Vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value, charter rates, ship operating expenses, and drydocking requirements. Significant estimates include our estimate of fair value of identifiable net assets at acquisition date. Using different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company's financial position and the results of operations.

Insurance claims

We have two main types of insurance policies, ‘loss of hire’ (“LOH”) and ‘hull and machinery’ (“H&M”). LOH indemnifications protects us from loss of hire generated by our insured vessels, as a result of H&M claims, and related claims are considered gain contingencies, which are recognized when the proceeds from our insurance syndication are realized or deemed realizable, net of any deductions where applicable. LOH is recognized in “Other operating income”. Our H&M policies protect us from damage that may be incurred in relation to our vessels and on-board equipment. Our insurance policies are considered loss recoveries. We recognize costs incurred at the time a loss event occurs. Insurance proceeds received from insured losses are recognized when considered probable of being recovered from the counterparty and for an amount net of any deductions that may apply. H&M premiums and related claims recoveries are recognized in “Vessel operating expenses”.

Cash and cash equivalents

We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash. Amounts are presented net of allowances for expected credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Restricted cash and short-term deposits

Restricted cash and short-term deposits consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, other claims which require us to restrict cash, and cash held by the VIEs. We place our short-term deposits primarily in fixed term deposits with high credit quality financial institutions. Amounts are presented net of allowances for expected credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, reducing any credit exposure.

Trade accounts and other receivable

Trade accounts and other receivable are presented net of allowances for expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate allowance for expected credit loss. The expected credit loss allowance is calculated using a loss rate applied against an aging matrix, with assets pooled based on the vessel type that generated the underlying revenue, which reflects similar credit risk characteristics.

Our trade accounts and other receivables have short maturities so we have considered that forecast changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances.

Allowance for expected credit losses

Financial assets recorded at amortized cost and off-balance sheet credit exposures not accounted for as insurance (including financial guarantees) reflect an allowance for current expected credit losses (“credit losses”) over the lifetime of the instrument. The allowance for expected credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the un-collectability of a balance is confirmed or certain. Expected recoveries will not exceed the amounts previously written-off or current credit loss allowance by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance.
Inventories

Inventories, which are comprised principally of fuel, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.

Newbuildings

Newbuildings are stated at cost. All pre-delivery costs incurred during the construction of newbuildings, including purchase installments, capitalized interest, supervision and technical costs, are capitalized. Capitalization ceases and depreciation commences when the vessel is available for its intended use.

Interest is capitalized on all qualifying assets that require a period of time to get ready for their intended use. Qualifying assets consist of newbuildings. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings, where appropriate, from commencement of the asset development until substantially all the activities necessary to prepare the asset for its intended use are complete. If our financing plans associate a specific borrowing with a qualifying asset, we use the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset provided that does not exceed the amount of that borrowing. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment less the estimated residual value is depreciated on a straight-line basis over the assets’ remaining useful economic lives. Management estimates the residual values of our Vessels based on a scrap value cost of steel and aluminum times the weight of the vessel noted in lightweight tons. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

Refurbishment costs, which includes retrofitting and upgrade costs for certain vessels, incurred during the period are capitalized as part of vessels and depreciated over the vessels’ remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Deferred drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally every five years. The Company has adopted the "built-in overhaul" method for when a vessel is newly acquired, or constructed, whereby a proportion of the cost of the vessel is allocated to the components expected to be replaced at the next drydocking. The estimated cost of the drydocking component is amortized until the date of the first drydocking, upon which the then incurred drydocking cost is capitalized and the process is repeated. When a vessel is disposed, any unamortized drydocking expenditure is charged against income in the period of disposal.

Useful lives applied are as follows:

Vessels	30 years
Deferred drydocking expenditure	5 years
Office equipment and fittings	3 years

Intangible assets

Our intangible assets are carried at cost and amortized on a straight-line basis over their estimated useful lives. We review our intangible assets for impairment annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable in accordance with our accounting policy for impairment of long-lived assets.

Intangible assets or liabilities associated with the acquisition of a vessel are identified and recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where acquired charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where acquired charter rates are less than market charter rates, a liability is recorded, being the difference between the market charter rate and the acquired charter rate for an equivalent vessel. Determining the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables, including market charter rates, expected future charter rates, the level of utilization of its vessels, and its weighted average cost of capital. The amortization of contract intangible assets and liabilities follows the remaining term of underlying contracts of the vessels acquired.
The favorable contract intangible assets have a remaining amortization period of three to four years and the unfavorable contract liabilities have a remaining amortization period of three to ten years. Assembled workforce and customer relationships intangible assets are amortized on a straight-line basis for periods of four and one year, respectively. All intangible assets and liabilities have been assigned a zero residual value.

Costs associated with maintaining software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design, implementation and testing of identifiable information system products controlled by the Company are recognized as intangible assets where the following criteria are met:

•it is technically feasible to complete the information system products so that it will be available for use;
•management intends to complete the information system products and use it;
•there is an ability to use the information system products;
•adequate technical, financial and other resources to complete the development and to use the information system products are available; and
•the expenditure attributable to the information system products during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the information system products implementation include an appropriate portion of relevant overheads. Capitalized costs are recorded as "Others" under intangible assets and amortized from the point at which the asset is ready for use. The Company estimates the useful life of the software to be at least ten years based on the expected technical obsolescence of such assets.

Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable, including obtaining independent third party vessel valuations and quoted market values. Management considers various indicators, including but not limited to the market price of its long-lived assets (represented by independent third party vessel valuations), change in the extent or manner in which a long-lived asset is being used, contracted revenues of the vessels and the general economic outlook. In assessing the recoverability of our Vessels’ carrying amounts, we make assumptions regarding estimated future cash flows and estimates in respect of residual scrap value. Management performs an annual impairment assessment and when such events or changes in circumstances are present, we assess the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the undiscounted future cash flows is less than the carrying amount of those assets, an impairment loss shall be measured as the amount by which the carrying amount of a long-lived asset (asset group) exceeds its fair value.

Debt

Our debt consists of credit facilities, including sale and leaseback arrangements, with banks and other lenders. Debt issuances are placed directly by us or through securities dealers or underwriters and are held by financial institutions. Debt is recorded in our consolidated balance sheets at par value adjusted for unamortized discount or premium and net of unamortized debt issuance costs.

When a credit facility is modified, either by restructuring the terms of the facility or by exchanging one debt instrument for another with the same lender, the transaction is accounted for as a debt modification if the debt instruments are not substantially different based on the present value of the cash flows under the terms of the new debt instrument compared to the present value of the cash flows under the terms of the original debt instrument. If the debt instruments are substantially different the modification is accounted for as an extinguishment of the original debt and issuance of new debt.

Fees paid in respect of undrawn credit facilities are expensed to the statements of operations as incurred. Other costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan under the effective interest method. Amortization of debt issuance cost is included in “Interest expense”. These costs are presented as a deduction from the corresponding liability, consistent with debt discounts.
Contingencies

In the ordinary course of business, we may be subject to various claims, lawsuits and complaints. A contingent loss is recognized in the consolidated financial statements if the contingency was present at the date of the consolidated financial statements, the likelihood of loss is considered probable and the amount can be reasonably estimated. If we determine a reasonable range of estimated loss and there is no best estimate within the range, a contingent loss is recognized for the lower amount of the range.

Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We may seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.

Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in “Other current liabilities” in the consolidated balance sheets. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in “Other current assets” or “Other non-current assets” in the consolidated balance sheets depending on its maturity. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and qualifies for hedge accounting. For derivative instruments that are not designated i.e. economic hedges and/or those that do not qualify for hedge accounting purposes, the changes in fair value of the derivative instruments are recognized in earnings and recorded each period in current earnings in “Gains on derivative instruments”.

Pensions

Defined contribution pension costs represent our promise to make defined amounts of contributions to an individual participant’s retirement account prior to retirement, and the participant bears all the actuarial risk relating to that account once the contribution is made. Pension benefit cost is recognized in respect of the accounting period in which a contribution to the scheme is payable and is recorded in the consolidated statements of operations. A liability will be recognized in the consolidated balance sheets for any contributions due but unpaid as of the balance sheet date. We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charge included within our consolidated statement of operations during the Successor Period for the years ended December 31, 2024 and December 31, 2023 and phased period from January 27, 2022 to December 31, 2022 amounted to $1.6 million, $1.6 million and $0.7 million respectively, and for the Predecessor Period from January 1, 2022 to June 30, 2022 amounted to $0.6 million.

Acquisitions

Acquisitions that meet the definition of a business under ASC 805 ‘Business combinations’ are accounted for using the acquisition method, whereby all of the assets acquired, liabilities assumed, contractual contingencies, and contingent consideration, when applicable, are recorded at fair value at the acquisition date. Any excess of the purchase price over the fair value of the net assets acquired is recorded as goodwill. For acquisitions that do not meet the definition of a business under ASC 805, we account for the transaction as an asset acquisition whereby the cost of the acquisition is allocated to the assets acquired and liabilities assumed and no goodwill is recognized.
In assessing whether the acquisitions of the assets and liabilities assumed pursuant to the Vessel SPA, ManCo SPA, the MSA and related agreements meet the definition of a business, the Company assessed ASC 805 ‘Business Combinations’ and applied the screen test in accordance with paragraphs ASC 805-10-55-5A through 55-5C. The Company determined that transactions contemplated by the Vessel SPA, the ManCo SPA, the MSA and related agreements met the screen test, and consequently, the Company accounted for the acquisitions as asset acquisitions. The Company’s assessment of ASC 805 considered the fair value of the gross assets that were acquired and the liabilities assumed to determine if that fair value is concentrated in a single identifiable asset (or group of similar identifiable assets) as part of the screen test. The Company identified and calculated the fair values of the following gross assets and liabilities for the purposes of this screen test:

•favorable contract intangible assets and unfavorable contracts liabilities associated with vessels acquired (Note 10A);
•customer relationship intangible asset (Note 10B);
•assembled workforce intangible asset (Note 10B);
•the vessels acquired from Golar pursuant to Vessel SPA and from QCT pursuant to MSA (Note 14); and
•other current assets (Note 12)

The fair value of the vessels and the net fair value of the asset/liability for favorable/unfavorable in-progress time charter agreements are considered inseparable and are combined and considered a single asset for purposes of this screen test. The fair value of the gross assets acquired resulted in substantially all of the fair value being concentrated in this single combined asset. For the acquisitions from Golar, approximately 99% of the gross fair value was allocated to this single combined asset of vessels and favorable/unfavorable charter agreements, 0.3% was allocated to the customer relationship intangible asset, 0.4% was allocated to the assembled workforce intangible asset and the remainder was allocated to other current assets. As a result, the Company concluded that the transactions contemplated by the Vessel SPA and ManCo SPA, assessed in the aggregate, constitute an asset acquisition pursuant to ASC 805 because the screen test is met, and therefore the acquisition was accounted for as an asset acquisition. The asset acquisition was recognized on the respective acquisition dates from March 3, 2022 to June 30, 2022, that the Company obtained control of each respective entity acquired from Golar. For the acquisitions from QCT, approximately 100% of the excess of fair value over purchase consideration was allocated to vessels.

Fair value measurements

We account for fair value measurements in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are under common control with, or subject to significant influence by, another party. Amounts owed from or to related parties are presented net of allowances for expected credit losses, which are calculated using a loss rate applied against an aging matrix.

Income taxes

Income taxes are based on a separate return basis. The guidance on “Income Taxes” prescribes a recognition threshold and measurement attributes for the recognition and measurement of a tax position taken or expected to be taken in a tax return. Penalties and interest, where applicable, related to uncertain tax positions are recognized in “Income taxes” in the consolidated statements of operations.

Segment reporting

We conduct our operations through a single operating and reportable segment, the LNG carrier market. A segment is a distinguishable component of our operations that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by our Board of Directors, being the Chief Operating Decision Maker (“CODM”).
Share-based compensation

Our share-based compensation includes both share options and restricted stock units (“RSUs”). We expense the fair value of share-based compensation issued to employees and non-employees over the period in which the options vest on a straight-line basis over the employee’s requisite service period or the non-employee’s vesting period, unless the award contains performance and/or market conditions, in which case share-based compensation cost is recognized using the graded vesting method. Share-based compensation represents the cost of vested and non-vested shares and share options granted to employees and directors for their services, and are included in administrative expenses in the consolidated statements of operations. The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options. Upon eventual share option exercises or RSU conversions, shares delivered will be made available from our authorized unissued shares. The effect of forfeitures is recognized as they occur.

Earnings per share

Basic earnings per share is computed based on the income available to common shareholders and the weighted average number of shares outstanding. For the year ended December 31, 2024, the basic and diluted earnings per share is determined as follows: Net income attributable to the owners of Cool Company Ltd. divided by the weighted average number of outstanding shares. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

European Union's Emissions Trading System

The European Union's Emissions Trading System (“EU ETS”) was extended to cover the maritime transportation industry commencing January 1, 2024, with application to all large ships of at least 5,000 gross tonnage. Vessels are in the scope of the scheme for those voyages which begin, end or pass through EU waters. The Company has an obligation to surrender EU ETS emissions allowances (“EUAs”) to the EU for each ton of reported greenhouse gas emissions in the scope of the EU ETS. The EUAs must be submitted to the EU on an annual basis by September 30 of each year.

Liabilities in relation to EUAs obligations under the EU ETS, but not yet surrendered, are categorized as “Other current liabilities” if settlement to the EU is due within twelve months of the reporting date, and within “Other non-current liabilities” if settlement is due after twelve months of the reporting date. The liability is based on the total number of EUAs required to be submitted based on level of emissions occurring on or prior to the period end. For partially completed voyages, the value of the liability is initially estimated using the cost of EUAs that are expected to be required to be submitted at the balance sheet date, and updated following completion of the voyage.

Where vessels are operated under charters, such EUAs due to the EU are provided to the Company by the charterers pursuant to the terms of the charter hire agreement. An asset is recognized in relation to EUAs due from charterers, within “Other current assets”.

For vessels operated directly by the Company, the cost of EUAs due for voyages that have been fully or partially completed during the year is recognized as an expense in the consolidated statements of operations within “Voyage, charter hire and commission expenses, net”.

EUAs received from charterers and held by the Company are recorded as indefinite-lived intangible assets and categorized as “Current intangible assets, net” if settlement to the EU is reasonably expected within twelve months of the balance sheet date, and within “Non-current intangible assets, net” if settlement is reasonably expected after twelve months of the balance sheet date. These assets are measured at cost, are not subject to amortization and will be subject to an annual impairment review only if it is probable that the EUAs will not be used to settle the obligation with the EU.

To the extent that the liability is met through existing EUAs, the liability is valued at the cost of the related intangible asset, on a first-in-first-out basis. To the extent that the liability is not met through existing EUAs held or through EUAs due to the Company from charterers, the liability will be valued at the cost of EUAs on the EU Carbon Market at the balance sheet date.

The EUAs held as of December 31, 2024 are not subject to an impairment review given that it is probable they will be used to settle the Company’s EU ETS obligation.

As of December 31, 2024, the Company had recognized an obligation to submit EUAs of $2.3 million included in “Other current liabilities” and an amount due from charterers of $1.7 million included in “Other current assets”. In addition, at December 31, 2024 the Company held EUAs received from charterers during the year at a cost of $0.6 million, included in “Current intangible assets, net” which are expected to be surrendered to EU under the EU ETS within twelve months of the balance sheet date.
d) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – PREDECESSOR PERIOD

The accounting policies applied for the Successor Period are consistent with those applied in the Predecessor Period with the exception of the following:

Vessels and equipment

The useful economic life and residual value applied for vessels in the Successor Period was revised to 30 years and $20.0 million per vessel respectively, based on management's current best estimates, as compared to 40 years and $14.0 million per vessel respectively, for the Predecessor Period. The built-in overhaul method of accounting applies for the vessels that are newly built or acquired in the Predecessor Period and the Successor Period.

The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets.

Earnings per share

Basic and diluted earnings per share for the Predecessor Period is determined as follows: Net income attributable to the Predecessor Parent divided by the Predecessor Parent's issued and outstanding common shares of 1,010,000.